Long-Term Debt - 70 Million Daqing Loan Facility (Details) - $70 million Daqing Loan Facility - USD ($)	Jun. 13, 2026	Jul. 02, 2025	Mar. 31, 2022
Long-Term Debt
Debt instrument face amount		$ 70,000,000	$ 70,000,000
Final payment which includes balloon payment and last quarterly installment		$ 62,300,000
Spread on variable rate		1.94%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Minimum liquidity requirement		$ 500,000
Maximum market value of vessels as percentage of outstanding loan (in percent)		120.00%
Minimum liquidity of Partnership		$ 15,000,000
Minimum liquidity requirement in cash		10,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		1,500,000
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining		$ 1,000,000
Minimum book equity ratio (percent)		30.00%
Minimum EBITDA to interest ratio		2.5
Subsequent event
Long-Term Debt
Maximum market value of vessels as percentage of outstanding loan (in percent)	125.00%
KNOT Shuttle Tankers 37 AS
Long-Term Debt
Debt instrument face amount			$ 84,600,000